UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 93.7%
Austria 1.4%
Intercell AG* (Cost $15,938,855)	542,458	14,347,899
Belgium 0.4%
Anheuser-Bus ch InBev NV (a) (Cost $8,253,677)	256,970	4,227,701
Brazil 1.6%
Companhia Vale do Rio Doce (ADR) (a)	512,200	6,115,668
Petroleo Brasileiro SA (ADR)	480,200	10,055,388

(Cost $42,887,207)		16,171,056
Canada 0.7%
Potash Corp. of Saskatchewan, Inc. (Cost $14,628,846)	112,273	7,283,820

China 1.4%
China Life Insurance Co., Ltd. "H" (Cost $21,916,761)	5,640,700	14,573,347
Denmark 3.6%
Carlsberg AS "B" (a)	441,450	13,422,511
Novo Nordisk AS "B"	459,300	23,465,886

(Cost $74,667,450)		36,888,397
Finland 2.8%
Fortum Oyj	911,000	18,296,631
Nokia Oyj	725,200	10,257,170

(Cost $57,092,978)		28,553,801
France 7.3%
Axa	799,832	15,309,110
BNP Paribas	326,450	18,092,063
Societe Generale	254,485	10,887,966
Total SA	595,856	31,261,318

(Cost $90,526,702)		75,550,457
Germany 16.9%
Allianz SE (Registered)	154,964	12,966,861
BASF SE	482,600	15,516,744
Bayer AG	422,146	21,935,337
Deutsche Boerse AG	303,100	21,790,571
Deutsche Telekom AG (Registered)	1,584,200	22,045,585
E.ON AG	790,209	27,855,622
Fresenius Medical Care AG & Co. KGaA	356,447	15,572,478
Gerresheimer AG (a)	459,570	15,811,592
Linde AG	165,300	12,130,038
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	73,200	9,997,025

(Cost $185,560,170)		175,621,853
Hong Kong 2.0%
China Mobile Ltd. (Cost $25,683,207)	2,284,500	20,942,085
India 1.4%
Bharti Airtel Ltd.* (Cost $22,815,390)	1,076,157	14,508,247
Italy 3.4%
Intesa Sanpaolo	4,846,800	14,650,784
Saipem SpA	702,500	10,947,584
UniCredit SpA	4,302,072	9,887,956

(Cost $83,446,221)		35,486,324
Japan 17.7%
Astellas Pharma, Inc.	571,300	23,306,117
Canon, Inc.	675,200	20,094,915
East Japan Railway Co.	3,064	23,601,921
Japan Tobacco, Inc.	8,183	30,040,962
Mitsubishi Corp.	895,500	11,140,326
Mitsubishi UFJ Financial Group, Inc.	2,360,500	12,907,195
Nintendo Co., Ltd.	43,900	13,591,678
Nippon Telegraph & Telephone Corp.	2,912	12,672,573
Panasonic Corp.	698,000	8,378,936
Seven & I Holdings Co., Ltd.	458,000	12,969,908

Terumo Corp.	323,300	15,017,050

(Cost $216,186,125)		183,721,581
Luxembourg 1.5%
ArcelorMittal (a) (Cost $35,557,070)	640,168	15,406,546
Mexico 0.6%
America Movil SAB de CV "L" (ADR) (Cost $12,040,932)	213,200	6,396,000
Norway 2.5%
DnB NOR ASA	1,604,600	6,112,447
StatoilHydro ASA	1,183,400	20,067,414

(Cost $53,144,632)		26,179,861
Russia 1.3%
Gazprom (ADR) (b)	203,150	3,514,495
Gazprom (ADR) (b)	585,500	10,280,885

(Cost $32,314,822)		13,795,380
Singapore 1.2%
United Overseas Bank Ltd. (Cost $20,382,211)	1,422,000	12,338,024
Spain 4.9%
Iberdrola SA	2,781,856	20,728,138
Telefonica SA	1,475,590	29,956,026

(Cost $72,453,558)		50,684,164
Switzerland 12.1%
Lonza Group AG (Registered)	254,690	21,071,354
Nestle SA (Registered)	871,422	31,525,471
Novartis AG (Registered)	658,808	30,799,970
Roche Holding AG (Genusschein)	219,365	30,846,733
Xstrata PLC	813,411	11,793,476

(Cost $149,992,903)		126,037,004
United Kingdom 9.0%
AMEC PLC	1,046,551	8,519,625
Babcock International Group PLC	664,770	4,939,418
BAE Systems PLC	1,527,532	8,412,106
BG Group PLC	1,120,014	16,068,959
HSBC Holdings PLC	1,392,306	15,180,776
Imperial Tobacco Group PLC	648,025	16,213,851
Vodafone Group PLC	12,208,302	23,895,288

(Cost $124,049,785)		93,230,023

Total Common Stocks (Cost $1,359,539,502)		971,943,570
Exchange Traded Fund 4.8%
Japan
iShares MSCI Japan Index Fund (Cost $68,481,701)	5,726,562	49,592,027
Rights 0.3%
Belgium
Anheuser-Busch InBev NV, Expiration Date 12/9/2008* (a) (Cost $5,491,181)	256,970	3,100,463
Securities Lending Collateral 3.3%
Daily Assets Fund Institutional, 2.31% (c) (d) (Cost $34,675,589)	34,675,589	34,675,589

Cash Equivalents 0.6%
Cash Management QP Trust, 2.01% (c) (Cost $6,692,242)	6,692,242	6,692,242
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,474,880,215) †	102.7	1,066,003,891
Other Assets and Liabilities, Net	(2.7)	(28,221,719)

Net Assets	100.0	1,037,782,172

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,500,803,579. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $434,799,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,579,968 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $480,379,656.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2008 amounted to $34,032,801 which is 3.3% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International

At November 30, 2008, the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks and Rights
Health Care	212,174,416	21.8%
Financials	174,694,125	17.9%
Telecommunication Services	130,415,804	13.4%
Consumer Staples	111,500,867	11.4%
Energy	110,715,688	11.3%
Materials	68,246,272	7.0%
Utilities	66,880,391	6.9%
Industrials	48,093,771	4.9%
Information Technology	43,943,763	4.5%
Consumer Discretionary	8,378,936	0.9%
Total	975,044,033	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 127,425,693
Level 2	938,578,198
Level 3	-
Total	$ 1,066,003,891

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009